Financial assets and liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,388	$ 1,014
Financial liabilities at fair value through profit or loss:
Contingent consideration	21,779	26,892
Warrant liabilities	5,724	4,647	$ 5,426
Total Financial Liabilities	27,503	31,539
Level 1
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Financial liabilities at fair value through profit or loss:
Contingent consideration	0	0
Warrant liabilities	0	0
Total Financial Liabilities	0	0
Level 2
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Financial liabilities at fair value through profit or loss:
Contingent consideration	0	0
Warrant liabilities	0	0
Total Financial Liabilities	0	0
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,388	1,014
Financial liabilities at fair value through profit or loss:
Contingent consideration	21,779	26,892
Warrant liabilities	5,724	4,647
Total Financial Liabilities	27,503	31,539
Equity securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,388	1,014
Equity securities | Level 1
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Equity securities | Level 2
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Equity securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,388	$ 1,014